Goodwill and Other Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,085
Impairment loss	0		$ 471,000	$ 614
Amortization expenses	107,000	$ 20,000	$ 41
Goodwill	$ 219